INTANGIBLE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill and intangible assets with indefinite useful life

	December 31, 2023	December 31, 2022

Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (1)	170,859
Other (2)	4,834	3,405
	8,192,076	8,019,788

(1)Refers to the goodwill of the MMC Brasil business combination, whose allocation of the purchase price is disclosed in note 1.2.3.
(2)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.

Summary of assumptions used in valuation of cash-generating units

Net average pulp price – Foreign market (US$/t)	662.1
Net average pulp price – Internal market (US$/t)	648.7
Average exchange rate (R$/US$)	5.15
Discount rate (pos-tax)	8.9% p.a.
Discount rate (pre-tax)	12.25% p.a.

Schedule of intangible assets with determined useful life

		December 31, 2023	December 31, 2022

Opening balance		7,173,183	8,014,740
Additions		104,931	90,499
Fair value adjustment MMC Brasil (1)		189,655
Write-offs		(2)	(51)
Amortization		(990,432)	(966,796)
Transfers and others		79,674	34,791
Closing balance		6,557,009	7,173,183
Represented by	Average rate %
Non-competition agreements	5.00	4,818	5,128
Port concessions	4.30	537,179	554,832
Lease agreements	16.90	6,875	14,374
Supplier agreements	12.90	40,739	55,554
Port service contracts	4.20	549,821	579,289
Cultivars	14.30	40,784	61,176
Trademarks and patents (1)	9.05	188,723	10,935
Customer portfolio	9.10	4,925,879	5,746,860
Supplier agreements	17.60	10,861	21,427
Software	20.00	141,178	113,946
Other	5.75	110,152	9,662
		6,557,009	7,173,183

Cost		12,378,761	12,004,503
Amortization		(5,821,752)	(4,831,320)
Closing balance		6,557,009	7,173,183

(1)On June 1, 2023, the Company completed the acquisition of MMC Brasil and on November 1, 2023 the legal entity has fully merged by Suzano S.A. (Note 1.2.3.)